Intangible Assets, Net	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
7.	Intangible assets, net

	April 30, 2026	October 31, 2025
Capitalized copyrights, cost	$10,582	$10,246
Less: accumulated amortization	4,452	3,799
Intangible assets, net	$6,130	$6,447

Capitalized copyrights represent software that is developed or purchased by an entity that will be sold, leased, or marketed as a stand-alone product as well as a software that will be sold as part of another product or process. All costs of developing software prior to establishing its technological feasibility are research and development costs and are expensed as incurred. Technological feasibility is achieved when an entity has completed all planning, designing, coding, and testing activities necessary to establish that the software product can be produced to meet its design specifications, including functions, features, and technical performance requirements. As described in ASC 985-20-25-1, this can be achieved through the use of either (1) a detailed program design, or (2) the combination of a product design and working model, which have been confirmed for completeness by testing. Costs of developing software after establishing technological feasibility are recorded capitalized software.

The capitalized costs of developing software that will be sold, leased, or marketed are amortized separately for each software product. An entity amortized the capitalized costs of the software when the product first became available for general release to customers.

For the six months ended April 30, 2026 and 2025, the Company amortized $ 520 and $ 506 , respectively.

The estimated amortization expense for these intangible assets in the next five years and thereafter is as follows:

Period ending April 30,2026:	Amount
2027	$1,058
2028	1,058
2029	1,058
2030	1,058
2031	1,058
Thereafter	840
Total:	$6,130

Period ending October 31,2025:	Amount
2026	1,025
2027	1,025
2028	1,025
2029	1,025
2030	1,025
Thereafter	1,322
Total:	$6,447

7.	Intangible assets, net

	October 31, 2025	October 31, 2024
Capitalized copyrights, cost	$10,246	$10,193
Less: accumulated amortization	(3,799)	(2,760)
Intangible assets, net	$6,447	$7,433

Capitalized copyrights represent software that is developed or purchased by an entity that will be sold, leased, or marketed as a stand-alone product as well as a software that will be sold as part of another product or process. All costs of developing software prior to establishing its technological feasibility are research and development costs and are expensed as incurred. Technological feasibility is achieved when an entity has completed all planning, designing, coding, and testing activities necessary to establish that the software product can be produced to meet its design specifications, including functions, features, and technical performance requirements. As described in ASC 985-20-25-1, this can be achieved through the use of either (1) a detailed program design, or (2) the combination of a product design and working model, which have been confirmed for completeness by testing. Costs of developing software after establishing technological feasibility are recorded capitalized software.

The capitalized costs of developing software that will be sold, leased, or marketed are amortized separately for each software product. An entity amortized the capitalized costs of the software when the product first became available for general release to customers.

For the fiscal years ended October 31, 2025 and 2024, the Company amortized $1,014 and $1,021 respectively.

The estimated amortization expense for these intangible assets in the next five years and thereafter is as follows:

Period ending October 31:	Amount
2026	1,025
2027	1,025
2028	1,025
2029	1,025
Thereafter	2,347
Total:	$6,447